UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Aristotle/Saul Global Opportunities Fund
Class I shares (ARSOX)

Aristotle International Equity Fund
Class I shares (ARSFX)

Aristotle Strategic Credit Fund
Class I shares (ARSSX)

Aristotle Value Equity Fund
Class I shares (ARSQX)

Aristotle Small Cap Equity Fund
Class I shares (ARSBX)

Aristotle Core Equity Fund
Class I shares (ARSLX)

SEMI-ANNUAL REPORT
June 30, 2017

Aristotle Funds
Each a series of Investment Managers Series Trust

Table of Contents

Aristotle/Saul Global Opportunities Fund
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Aristotle International Equity Fund
Schedule of Investments	9
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Aristotle Strategic Credit Fund
Schedule of Investments	16
Statement of Assets and Liabilities	23
Statement of Operations	24
Statements of Changes in Net Assets	25
Financial Highlights	26
Aristotle Value Equity Fund
Schedule of Investments	27
Statement of Assets and Liabilities	31
Statement of Operations	32
Statements of Changes in Net Assets	33
Financial Highlights	34
Aristotle Small Cap Equity Fund
Schedule of Investments	35
Statement of Assets and Liabilities	40
Statement of Operations	41
Statements of Changes in Net Assets	42
Financial Highlights	43
Aristotle Core Equity Fund
Schedule of Investments	44
Statement of Assets and Liabilities	48
Statement of Operations	49
Statement of Changes in Net Assets	50
Financial Highlights	51
Notes to Financial Statements	52
Supplemental Information	64
Expense Examples	67

This report and the financial statements contained herein are provided for the general information of the shareholders of the Aristotle Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.aristotlefunds.com

Aristotle /Saul Global Opportunities Fund
 SCHEDULE OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 91.0%
	AUSTRALIA – 1.3%
291,600	Sandfire Resources NL	$1,266,267
	AUSTRIA – 2.4%
62,700	Erste Group Bank A.G. *	2,400,934
	CANADA – 10.3%
70,300	Agnico Eagle Mines Ltd.	3,171,936
197,500	Cameco Corp.	1,797,250
150,000	Goldcorp, Inc.	1,936,500
131,800	Peyto Exploration & Development Corp.	2,390,451
311,000	Uranium Participation Corp.*	935,302
		10,231,439
	FRANCE – 7.7%
24,250	Dassault Systemes	2,174,052
12,000	LVMH Moet Hennessy Louis Vuitton S.E.	2,992,119
112,300	Vivendi S.A.	2,499,973
		7,666,144
	IRELAND – 2.6%
29,450	Medtronic PLC	2,613,687
	JAPAN – 11.9%
233,000	Astellas Pharma, Inc.	2,847,375
156,800	Kubota Corp.	2,631,340
77,300	Kurita Water Industries Ltd.	2,103,028
128,000	Marui Group Co., Ltd.	1,884,579
279,000	Toray Industries, Inc.	2,332,462
		11,798,784
	KOREA (REPUBLIC OF-SOUTH) – 4.2%
2,550	Samsung Electronics Co., Ltd.	4,149,893
	MEXICO – 2.0%
923,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	1,952,922
	NETHERLANDS – 2.4%
24,200	Heineken N.V.	2,353,108
	SWEDEN – 2.3%
102,500	Assa Abloy A.B. - Class B	2,252,039
	SWITZERLAND – 5.3%
1,280	Givaudan S.A.	2,560,267
162,500	UBS Group A.G.	2,752,112
		5,312,379
	UNITED KINGDOM – 4.2%
145,800	Experian PLC	2,990,818
535,193	Stock Spirits Group PLC	1,184,980
		4,175,798

Aristotle /Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
 As of June 30, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES – 34.4%
27,719	Acadia Healthcare Co., Inc.*	$1,368,764
19,900	Ameriprise Financial, Inc.	2,533,071
36,450	Baxter International, Inc.	2,206,683
34,900	Danaher Corp.	2,945,211
106,400	Kinder Morgan, Inc.	2,038,624
110,400	Kroger Co.	2,574,528
38,600	Lennar Corp. - Class A	2,058,152
11,600	Martin Marietta Materials, Inc.	2,581,928
49,750	Microsoft Corp.	3,429,268
49,400	Mondelez International, Inc. - Class A	2,133,586
32,750	National Fuel Gas Co.	1,828,760
39,500	PayPal Holdings, Inc.*	2,119,965
22,000	PPG Industries, Inc.	2,419,120
24,100	Schlumberger Ltd.	1,586,744
29,700	Walgreens Boots Alliance, Inc.	2,325,807
		34,150,211
	TOTAL COMMON STOCKS (Cost $81,160,161)	90,323,605

Principal Amount
	SHORT-TERM INVESTMENTS – 9.5%
$9,386,049	UMB Money Market Fiduciary, 0.010%[1]	9,386,049
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,386,049)	9,386,049
	TOTAL INVESTMENTS – 100.5% (Cost $90,546,210)	99,709,654
	Liabilities in Excess of Other Assets – (0.5)%	(506,000)
	TOTAL NET ASSETS – 100.0%	$99,203,654

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
 As of June 30, 2017 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value at Settlement Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Australian Dollars	Citibank	AUD per USD	September 01, 2017	(1,864,906)	$(1,425,702)	$(1,432,190)	$(6,488)
Australian Dollars	Citibank	AUD per USD	September 01, 2017	1,012,213	756,233	777,348	21,115
British Pound	Citibank	GBP per USD	September 01, 2017	(1,644,217)	(2,029,351)	(2,145,750)	(116,399)
Canadian Dollars	Citibank	CAD per USD	September 01, 2017	(4,641,804)	(3,461,848)	(3,582,988)	(121,140)
Canadian Dollars	Citibank	CAD per USD	December 01, 2017	(2,418,801)	(1,801,824)	(1,869,018)	(67,194)
Euro	Citibank	EUR per USD	September 01, 2017	(3,139,235)	(3,359,663)	(3,597,730)	(238,067)
Euro	Citibank	EUR per USD	December 01, 2017	(2,332,449)	(2,634,560)	(2,686,952)	(52,392)
Japanese Yen	Citibank	JPY per USD	September 01, 2017	(208,595,867)	(1,850,379)	(1,859,865)	(9,486)
Japanese Yen	Citibank	JPY per USD	December 01, 2017	(444,309,229)	(4,045,591)	(3,979,840)	65,751
Sweden Krona	Citibank	SEK per USD	December 01, 2017	(9,797,583)	(1,134,662)	(1,173,760)	(39,098)
Swiss Franc	Citibank	CHF per USD	September 01, 2017	(389,263)	(394,138)	(407,628)	(13,490)
Swiss Franc	Citibank	CHF per USD	December 01, 2017	(2,129,630)	(2,210,887)	(2,244,399)	(33,512)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(23,592,372)	$(24,202,772)	$(610,400)

AUD - Australian Dollars
CAD - Canandian Dollars
EUR - Euro
GBP - Bristish Pound
JPY - Japanese Yen
SEK - Sweden Krona
CHF - Swiss Franc

See accompanying Notes to Financial Statements

Aristotle /Saul Global Opportunities Fund
SUMMARY OF INVESTMENTS
 As of June 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Materials	16.40%
Consumer Staples	12.60%
Health Care	12.10%
Financials	10.80%
Industrials	10.10%
Technology	9.80%
Energy	7.90%
Consumer Discretionary	7.00%
Communications	2.50%
Utilities	1.80%
Total Common Stocks	91.0%
Short-Term Investments	9.5%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES
 As of June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $90,546,210)	$99,709,654
Receivables:
Fund shares sold	40,775
Dividends and interest	165,947
Unrealized appreciation on forward foreign currency exchange contracts	86,866
Prepaid expenses	11,675
Total assets	100,014,917

Liabilities:
Payables:
Unrealized depreciation on forward foreign currency exchange contracts	697,266
Fund shares redeemed	2,301
Advisory fees	48,807
Transfer agent fees and expenses	22,830
Fund administration fees	10,417
Fund accounting fees	8,682
Auditing fees	8,674
Chief Compliance Officer fees	625
Custody fees	381
Trustees' fees and expenses	62
Accrued other expenses	11,218
Total liabilities	811,263

Net Assets	$99,203,654

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$88,884,718
Accumulated net investment income	571,533
Accumulated net realized gain on investments and foreign currency transactions	1,191,922
Net unrealized appreciation (depreciation) on:
Investments	9,163,444
Forward foreign currency exchange contracts	(610,400)
Foreign currency translations	2,437
Net Assets	$99,203,654

Class I:
Shares of beneficial interest issued and outstanding	7,995,895
Net asset value per share	$12.41

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $71,114)	$1,017,567
Interest	561
Total investment income	1,018,128

Expenses:
Advisory fees	428,912
Fund administration fees	53,018
Transfer agent fees and expenses	40,951
Fund accounting fees	30,341
Custody fees	11,961
Registration fees	11,463
Legal fees	10,067
Auditing fees	9,173
Shareholder reporting fees	4,463
Trustees' fees and expenses	3,669
Miscellaneous	3,272
Chief Compliance Officer fees	2,257
Insurance fees	695
Total expenses	610,242
Advisory fees waived	(142,958)
Net expenses	467,284
Net investment income	550,844

Realized and Unrealized Gain (Loss) on Investments, Forward foreign currency exchange contracts and Foreign Currency:
Net realized gain on:
Investments	1,871,591
Forward foreign currency exchange contracts	61,723
Foreign currency transactions	9,998
Net realized gain	1,943,312
Net change in unrealized appreciation/depreciation on:
Investments	4,933,760
Forward foreign currency exchange contracts	(1,190,756)
Foreign currency translations	2,602
Net change in unrealized appreciation/depreciation	3,745,606
Net realized and unrealized gain on investments,
forward foreign currency exchange contracts and foreign currency	5,688,918
Net Increase in Net Assets from Operations	$6,239,762

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Increase in Net Assets from:
Operations:
Net investment income	$550,844	$437,001
Net realized gain on investments, forward foreign currency exchange contracts and foreign currency transactions	1,943,312	1,057,401
Net change in unrealized appreciation/depreciation on investments, forward foreign currency exchange contracts and foreign currency translations	3,745,606	7,694,860
Net increase in net assets resulting from operations	6,239,762	9,189,262

Distributions to Shareholders:
From net investment income	-	(518,262)
Total distributions to shareholders	-	(518,262)

Capital Transactions:
Class I:
Net proceeds from shares sold	22,456,774	23,279,935
Reinvestment of distributions	-	261,108
Cost of shares redeemed[1]	(10,170,834)	(14,222,667)
Net increase in net assets from capital transactions	12,285,940	9,318,376

Total increase in net assets	18,525,702	17,989,376

Net Assets:
Beginning of period	80,677,952	62,688,576
End of period	$99,203,654	$80,677,952

Accumulated net investment income	$571,533	$20,689

Capital Share Transactions:
Class I:
Shares sold	1,850,985	2,133,415
Shares reinvested	-	22,963
Shares redeemed	(818,462)	(1,297,198)
Net increase in capital share transactions	1,032,523	859,180

[1]	Net of redemption fee proceeds of $785 and $5,068, respectively.

See accompanying Notes to Financial Statements.

Aristotle/Saul Global Opportunities Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31,				For the Period March 30, 2012* through December 31, 2012
		2016	2015	2014	2013
Net asset value, beginning of period	$11.59	$10.27	$10.62	$11.64	$10.09	$10.00
Income from Investment Operations:
Net investment income[1]	0.07	0.07	0.09	0.20	0.13	0.09
Net realized and unrealized gain (loss) on investments	0.75	1.33	(0.30)	(1.06)	1.75	0.11
Total from investment operations	0.82	1.40	(0.21)	(0.86)	1.88	0.20

Less Distributions:
From net investment income	-	(0.08)	(0.14)	(0.15)	(0.22)	(0.11)
From net realized gain	-	-	-	(0.01)	(0.11)	-
Total distributions	-	(0.08)	(0.14)	(0.16)	(0.33)	(0.11)

Redemption fee proceeds	- [2]	- [2]	- [2]	- [2]	- [2]	-

Net asset value, end of period	$12.41	$11.59	$10.27	$10.62	$11.64	$10.09

Total return[3]	7.08%[4]	13.60%	(1.97)%	(7.41)%	18.72%	1.95%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$99,204	$80,678	$62,689	$46,659	$15,108	$12,063

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.28%[5]	1.31%	1.41%	1.54%	2.51%	3.23%[5]
After fees waived and expenses absorbed	0.98%[5,7]	1.06%[7]	1.10%	1.06%[6]	0.87%[6]	0.90%[5,6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	0.86%[5]	0.33%	0.56%	1.24%	(0.44)%	(1.04)%[5]
After fees waived and expenses absorbed	1.16%[5]	0.58%	0.87%	1.72%	1.20%	1.29%[5]

Portfolio turnover rate	14%[4]	39%	51%	67%	24%	32%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]
Effective April 1, 2014, the Fund’s advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.10% of average daily net assets of the Fund.  Prior to April 1, 2014, the Fund’s advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.25% of average daily net assets of the Fund.  In addition, the Fund’s advisor agreed to voluntarily waive a portion of its fees and/or reimburse the Fund for expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) above 0.85%.

[7]
Effective September 1, 2016, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.98% of average daily net assets of the Fund. Prior to September 1, 2016, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.10% of average daily net assets of the Fund.

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 97.4%
	AUSTRIA – 2.8%
10,200	Erste Group Bank A.G.*	$390,583
	CANADA – 4.1%
10,750	Brookfield Asset Management, Inc. - Class A	421,859
16,300	Cameco Corp.	148,445
—	Trisura Group Ltd.*	7
		570,311
	FRANCE – 8.5%
5,200	Dassault Systemes	466,188
1,820	LVMH Moet Hennessy Louis Vuitton S.E.	453,805
5,500	TOTAL S.A.	271,922
		1,191,915
	GERMANY – 5.1%
3,410	BASF S.E.	315,839
2,930	Siemens A.G.	402,770
		718,609
	IRELAND – 6.1%
3,740	Accenture PLC - Class A	462,563
4,360	Medtronic PLC	386,950
		849,513
	JAPAN – 19.9%
22,400	Astellas Pharma, Inc.	273,739
17,100	KDDI Corp.	452,301
21,100	Kubota Corp.	354,090
19,400	Marui Group Co., Ltd.	285,631
4,900	Nidec Corp.	501,436
19,900	ORIX Corp.	307,855
149,000	Shinsei Bank Ltd.	259,649
42,700	Toray Industries, Inc.	356,975
		2,791,676
	LUXEMBOURG – 2.8%
95,300	Samsonite International S.A.	397,923
	MEXICO – 2.4%
158,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	334,303
	NETHERLANDS – 11.8%
4,369	Akzo Nobel N.V.	379,711
4,980	Heineken N.V.	484,235
8,070	Sensata Technologies Holding N.V.*	344,751
8,030	Unilever N.V.	443,186
		1,651,883

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE – 3.0%
27,900	DBS Group Holdings Ltd.	$420,283
	SPAIN – 2.8%
47,000	Banco Bilbao Vizcaya Argentaria S.A.	390,011
	SWEDEN – 2.4%
15,400	Assa Abloy A.B. - Class B	338,355
	SWITZERLAND – 10.6%
3,460	Cie Financiere Richemont S.A.	285,056
190	Givaudan S.A.	380,040
4,550	Novartis A.G.	378,652
26,000	UBS Group A.G.*	440,338
		1,484,086
	UNITED KINGDOM – 11.0%
21,442	Compass Group PLC	452,417
20,400	Experian PLC	418,468
17,875	National Grid PLC	221,587
4,410	Reckitt Benckiser Group PLC	447,088
		1,539,560
	UNITED STATES – 4.1%
26,900	AES Corp.	298,859
4,100	Schlumberger Ltd.	269,944
		568,803
	TOTAL COMMON STOCKS (Cost $12,299,023)	13,637,814

Principal Amount
	SHORT-TERM INVESTMENTS – 2.5%
$344,847	UMB Money Market Fiduciary, 0.010%[1]	344,847
	TOTAL SHORT-TERM INVESTMENTS (Cost $344,847)	344,847
	TOTAL INVESTMENTS – 99.9% (Cost $12,643,870)	13,982,661
	Other Assets in Excess of Liabilities – 0.1%	20,459
	TOTAL NET ASSETS – 100.0%	$14,003,120

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
SUMMARY OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	18.8%
Industrials	16.9%
Consumer Discretionary	13.4%
Consumer Staples	12.2%
Materials	10.2%
Health Care	7.4%
Technology	6.7%
Energy	4.9%
Utilities	3.7%
Communications	3.2%
Total Common Stocks	97.4%
Short-Term Investments	2.5%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
 As of June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $12,643,870)	$13,982,661
Receivables:
Securities sold	1,011
Dividends and interest	60,006
Due from Advisor	16,029
Prepaid expenses	10,629
Total assets	14,070,336

Liabilities:
Payables:
Offering costs - Advisor	23,081
Auditing fees	8,667
Fund accounting fees	7,021
Custody fees	5,436
Transfer agent fees and expenses	5,237
Fund administration fees	4,142
Chief Compliance Officer fees	1,547
Trustees' fees and expenses	196
Accrued other expenses	11,889
Total liabilities	67,216

Net Assets	$14,003,120

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$13,254,611
Accumulated net investment income	132,045
Accumulated net realized loss on investments and foreign currency transactions	(723,654)
Net unrealized appreciation (depreciation) on:
Investments	1,338,791
Foreign currency translations	1,327
Net Assets	$14,003,120

Class I:
Shares of beneficial interest issued and outstanding	1,394,989
Net asset value per share	$10.04

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
STATEMENT OF OPERATIONS
 For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $16,554)	$224,001
Interest	30
Total investment income	224,031

Expenses:
Advisory fees	50,479
Fund accounting fees	21,963
Fund administration fees	19,410
Custody fees	13,637
Transfer agent fees and expenses	13,018
Shareholder servicing fees (Note 7)	9,465
Legal fees	9,379
Auditing fees	9,173
Registration fees	6,203
Trustees' fees and expenses	3,720
Chief Compliance Officer fees	2,668
Shareholder reporting fees	1,984
Insurance fees	595
Miscellaneous	300
Total expenses	161,994
Advisory fees waived	(50,479)
Other expenses absorbed	(52,833)
Net expenses	58,682
Net investment income	165,349

Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on:
Investments	5,380
Foreign currency transactions	18
Net realized gain	5,398
Net change in unrealized appreciation/depreciation on:
Investments	1,329,476
Foreign currency translations	1,793
Net change in unrealized appreciation/depreciation	1,331,269
Net realized and unrealized gain on investments and foreign currency	1,336,667

Net Increase in Net Assets from Operations	$1,502,016

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
 STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$165,349	$174,920
Net realized gain (loss) on investments and foreign currency transactions	5,398	(340,497)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	1,331,269	419,432
Net increase in net assets resulting from operations	1,502,016	253,855

Distributions to Shareholders:
From net investment income	-	(182,108)
Total distributions to shareholders	-	(182,108)

Capital Transactions:
Class I:
Net proceeds from shares sold	1,909,888	4,200,234
Reinvestment of distributions	-	182,108
Cost of shares redeemed[1]	(181,317)	(5,770,361)
Net increase (decrease) in net assets from capital transactions	1,728,571	(1,388,019)

Total increase (decrease) in net assets	3,230,587	(1,316,272)

Net Assets:
Beginning of period	10,772,533	12,088,805
End of period	$14,003,120	$10,772,533

Accumulated net investment income (loss)	$132,045	$(33,304)

Capital Share Transactions:
Class I:
Shares sold	203,202	495,413
Shares reinvested	-	20,485
Shares redeemed	(19,417)	(626,355)
Net increase (decrease) in capital share transactions	183,785	(110,457)

[1]	Net of redemption fee proceeds of $104 and $0, respectively.

See accompanying Notes to Financial Statements.

Aristotle International Equity Fund
 FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31,		For the Period March 31, 2014* through December 31, 2014
		2016	2015
Net asset value, beginning of period	$8.89	$9.15	$9.17	$10.00
Income from Investment Operations:
Net investment income[1]	0.12	0.12	0.09	0.10
Net realized and unrealized loss on investments and foreign currency	1.03	(0.23)	(0.07)	(0.87)
Total from investment operations	1.15	(0.11)	0.02	(0.77)

Less Distributions:
From net investment income	-	(0.15)	(0.04)	(0.06)

Net asset value, end of period	$10.04	$8.89	$9.15	$9.17

Total return[2]	12.94%[3]	(1.17)%	0.25%	(7.67)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,003	$10,773	$12,089	$1,618

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.57%[4]	2.43%	4.22%	20.20%[4]
After fees waived and expenses absorbed	0.93%[4]	1.05%[5]	1.10%	1.10%[4]

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.98%[4]	(0.06)%	(2.13)%	(17.79)%[4]
After fees waived and expenses absorbed	2.62%[4]	1.32%	0.99%	1.31%[4]

Portfolio turnover rate	4%[3]	48%	86%	5%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]
Effective September 1, 2016, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.93% of average daily net assets of the Fund. Prior to September 1, 2016, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.10% of average daily net assets of the Fund.

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Principal Amount		Value
	BANK LOANS – 47.8%
	COMMUNICATIONS – 5.2%
$184,075	DigitalGlobe, Inc. 3.976%, 12/22/2023[1,2,3]	$184,344
89,775	Sprint Communications, Inc. 3.750%, 2/2/2024[1,2,3]	89,897
124,296	Windstream Services LLC 5.210%, 3/29/2021[1,2,3]	124,243
67,921	Zayo Group LLC 3.716%, 1/12/2024[1,2,3]	68,113
		466,597
	CONSUMER DISCRETIONARY – 16.7%
185,000	Air Canada 3.460%, 10/6/2023[1,2,3,4]	186,041
212,313	Allied Universal Holdco LLC 5.046%, 7/28/2022[1,2,3]	213,241
94,525	Avis Budget Car Rental LLC 3.300%, 3/15/2022[1,2,3]	94,437
139,650	Eldorado Resorts, Inc. 3.375%, 4/17/2024[1,2,3]	138,690
96,188	Federal-Mogul Holdings Corp. 4.910%, 4/15/2021[1,2,3]	96,589
90,000	Goodyear Tire & Rubber Co. 3.120%, 4/30/2019[1,2,3]	90,535
243,763	Midas Intermediate Holdco II LLC 4.046%, 8/18/2021[1,2,3]	244,753
244,333	Nord Anglia Education Finance LLC 4.702%, 3/31/2021[1,2,3]	246,013
88,696	PetSmart, Inc. 4.220%, 3/11/2022[1,2,3]	82,808
98,250	TI Group Automotive Systems LLC 3.976%, 6/30/2022[1,2,3]	98,311
		1,491,418
	CONSUMER STAPLES – 3.6%
	NVA Holdings, Inc.
25,000	4.796%, 8/14/2021[1,2,3,5,6]	25,172
296,609	4.796%, 8/14/2021[1,2,3,5,6]	298,648
		323,820
	FINANCIALS – 4.4%
95,000	Avolon TLB Borrower 1 U.S. LLC 3.962%, 1/20/2022[1,2,3]	95,728
128,034	Resolute Investment Managers, Inc. 5.546%, 4/30/2022[1,2,3]	128,994

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
	FINANCIALS (Continued)
$163,926	Uniti Group, Inc. 4.226%, 10/24/2022[1,2,3]	$164,439
		389,161
	HEALTH CARE – 3.8%
94,805	Change Healthcare Holdings LLC 3.976%, 2/3/2024[1,2,3]	94,936
243,719	Ortho-Clinical Diagnostics, Inc. 5.046%, 6/30/2021[1,2,3]	242,759
		337,695
	INDUSTRIALS – 1.6%
142,635	Dynacast International LLC 4.546%, 1/28/2022[1,2,3]	143,393
	MATERIALS – 6.5%
244,395	Ineos U.S. Finance LLC 3.976%, 3/31/2022[1,2,3]	245,311
196,508	Royal Holdings, Inc. 4.546%, 6/20/2022[1,2,3]	198,289
140,000	Univar USA, Inc. 2.75%, 7/1/2022[1,2,3,5,6]	140,317
		583,917
	TECHNOLOGY – 6.0%
121,864	Aricent Technologies 5.639%, 4/14/2021[1,2,3,4]	122,398
88,586	CommScope, Inc. 3.296%, 12/29/2022[1,2,3]	89,047
24,222	Informatica Corp. 4.796%, 8/5/2022[1,2,3]	24,239
202,438	Presidio LLC 4.398%, 2/2/2022[1,2,3]	203,514
98,000	ViaWest, Inc. 4.726%, 3/30/2022[1,2,3]	98,368
		537,566
	TOTAL BANK LOANS (Cost $4,245,597)	4,273,567
	CORPORATE BONDS – 51.1%
	COMMUNICATIONS – 7.8%
95,000	AT&T, Inc. 5.250%, 3/1/2037[1]	101,211
60,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.750%, 1/15/2024[1]	63,225

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$62,000	DISH DBS Corp. 5.875%, 7/15/2022	$66,650
105,000	Hughes Satellite Systems Corp. 7.625%, 6/15/2021	119,306
75,000	McClatchy Co. 9.000%, 12/15/2022[1]	77,625
35,000	Sprint Corp. 7.250%, 9/15/2021	38,894
75,000	7.875%, 9/15/2023	86,250
52,000	T-Mobile USA, Inc. 6.000%, 4/15/2024[1]	55,640
90,000	Windstream Services LLC 7.750%, 10/15/2020[1]	90,675
		699,476
	CONSUMER DISCRETIONARY – 10.9%
45,000	ADT Corp. 4.125%, 6/15/2023	44,606
49,000	Allegiant Travel Co. 5.500%, 7/15/2019	50,838
45,000	American Airlines 2016-3 Class A Pass-Through Trust 3.250%, 10/15/2028	44,325
80,000	Boyd Gaming Corp. 6.875%, 5/15/2023[1]	85,600
70,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. 5.375%, 6/1/2024[1]	73,150
61,000	FTI Consulting, Inc. 6.000%, 11/15/2022[1]	63,287
85,000	General Motors Financial Co., Inc. 3.450%, 4/10/2022[1]	86,394
65,000	Goodyear Tire & Rubber Co. 4.875%, 3/15/2027[1]	65,975
50,000	Griffon Corp. 5.250%, 3/1/2022[1]	50,937
80,000	Meritage Homes Corp. 7.150%, 4/15/2020	88,400
75,000	PHH Corp. 7.375%, 9/1/2019	82,312
45,000	PVH Corp. 4.500%, 12/15/2022[1]	46,463
100,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	101,833
5,000	RR Donnelley & Sons Co. 7.000%, 2/15/2022	5,231

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$45,000	6.500%, 11/15/2023	$44,888
40,000	United Rentals North America, Inc. 5.750%, 11/15/2024[1]	41,900
		976,139
	CONSUMER STAPLES – 0.7%
68,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[1]	62,560
	ENERGY – 6.1%
90,000	Boardwalk Pipelines LP 5.950%, 6/1/2026[1]	100,216
90,000	Enterprise Products Operating LLC 4.877%, 8/1/2066[1,2]	90,337
45,000	Murphy Oil Corp. 6.875%, 8/15/2024[1]	47,025
40,000	Regency Energy Partners LP / Regency Energy Finance Corp. 6.500%, 7/15/2021[1]	40,800
45,000	RSP Permian, Inc. 6.625%, 10/1/2022[1]	46,688
80,000	Sabine Pass Liquefaction LLC 5.625%, 3/1/2025[1]	88,245
70,000	Southwestern Energy Co. 4.100%, 3/15/2022[1]	65,231
70,000	Unit Corp. 6.625%, 5/15/2021[1]	67,025
		545,567
	FINANCIALS – 12.9%
75,000	American Equity Investment Life Holding Co. 5.000%, 6/15/2027[1]	77,203
45,000	Bank of America Corp. 8.000%, 7/29/2049[1,2]	46,238
100,000	Brookfield Finance LLC 4.000%, 4/1/2024[1]	102,577
91,000	Capital One Financial Corp. 3.750%, 7/28/2026[1]	88,800
75,000	Citigroup, Inc. 5.800%, 11/29/2049[1,2]	78,188
90,000	Discover Financial Services 3.850%, 11/21/2022	92,170
70,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/2038[1,2]	73,868
85,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.875%, 3/15/2019[1]	85,850

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$90,000	JPMorgan Chase & Co. 5.000%, 7/1/2019[1,2]	$92,025
45,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024[1]	46,406
65,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 4.500%, 9/1/2026[1]	65,406
55,000	MPT Operating Partnership LP / MPT Finance Corp. 5.250%, 8/1/2026[1]	57,177
93,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/2021[1]	95,093
50,000	NewStar Financial, Inc. 7.250%, 5/1/2020[1]	51,188
90,000	Prudential Financial, Inc. 5.875%, 9/15/2042[1,2]	100,278
		1,152,467
	HEALTH CARE – 2.8%
90,000	Becton, Dickinson and Co. 4.669%, 6/6/2047[1]	93,562
90,000	Cardinal Health, Inc. 4.368%, 6/15/2047[1]	92,996
65,000	Tenet Healthcare Corp. 4.746%, 6/15/2020[1,2]	65,650
		252,208
	INDUSTRIALS – 2.6%
65,000	AECOM 5.750%, 10/15/2022[1]	68,006
75,000	Meritor, Inc. 6.250%, 2/15/2024[1]	78,188
90,000	Owens Corning 4.300%, 7/15/2047[1]	86,582
		232,776
	MATERIALS – 3.1%
70,000	Louisiana-Pacific Corp. 4.875%, 9/15/2024[1]	71,488
100,000	Mercer International, Inc. 7.750%, 12/1/2022[1]	107,125
90,000	U.S. Concrete, Inc. 6.375%, 6/1/2024[1]	94,950
		273,563

Aristotle Strategic Credit Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY – 3.1%
$45,000	CA, Inc. 3.600%, 8/15/2022[1]	$45,505
261,000	Dell, Inc. 5.400%, 9/10/2040	232,942
		278,447
	UTILITIES – 1.1%
93,000	Dynegy, Inc. 6.750%, 11/1/2019[1]	95,906
	TOTAL CORPORATE BONDS (Cost $4,460,084)	4,569,109
	SHORT-TERM INVESTMENTS – 2.8%
251,492	UMB Money Market Fiduciary, 0.010%[7]	251,492
	TOTAL SHORT-TERM INVESTMENTS (Cost $251,492)	251,492

	TOTAL INVESTMENTS – 101.7% (Cost $8,957,173)	9,094,168
	Liabilities in Excess of Other Assets – (1.7)%	(147,988)
	TOTAL NET ASSETS – 100.0%	$8,946,180

LP – Limited Partnership

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	Foreign security denominated in U.S. dollars.
[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
SUMMARY OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans
Consumer Discretionary	16.7%
Materials	6.5%
Technology	6.0%
Communications	5.2%
Financials	4.4%
Health Care	3.8%
Consumer Staples	3.6%
Industrials	1.6%
Total Bank Loans	47.8%
Corporate Bonds
Financials	12.9%
Consumer Discretionary	10.9%
Communications	7.8%
Energy	6.1%
Technology	3.1%
Materials	3.1%
Health Care	2.8%
Industrials	2.6%
Utilities	1.1%
Consumer Staples	0.7%
Total Corporate Bonds	51.1%
Short-Term Investments	2.8%
Total Investments	101.7%
Liabilities in Excess of Other Assets	(1.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $8,957,173)	$9,094,168
Cash	6,844
Receivables:
Investment securities sold	287
Dividends and interest	65,194
Due from Advisor	2,399
Prepaid expenses	8,354
Total assets	9,177,246

Liabilities:
Payables:
Investment securities purchased	190,000
Auditing fees	9,912
Fund accounting fees	7,411
Transfer agent fees and expenses	5,915
Fund administration fees	5,844
Legal fees	4,957
Custody fees	1,200
Chief Compliance Officer fees	799
Trustees' fees and expenses	156
Accrued other expenses	4,872
Total liabilities	231,066

Net Assets	$8,946,180

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$9,194,129
Accumulated net investment income	478
Accumulated net realized loss on investments	(385,422)
Net unrealized appreciation on investments	136,995
Net Assets	$8,946,180

Class I:
Number of shares issued and outstanding	892,847
Net asset value per share	$10.02

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Interest	$209,838
Total investment income	209,838

Expenses:
Fund accounting fees	35,353
Fund administration fees	17,329
Advisory fees	21,309
Transfer agent fees and expenses	11,182
Auditing fees	10,413
Registration fees	8,927
Legal fees	7,588
Custody fees	4,945
Miscellaneous	1,984
Chief Compliance Officer fees	2,257
Trustees' fees and expenses	3,571
Shareholder reporting fees	1,736
Insurance fees	595
Total expenses	127,189
Advisory fees waived	(21,309)
Other expenses absorbed	(77,770)
Net expenses	28,110
Net investment income	181,728

Realized and Unrealized Gain on Investments:
Net realized gain on investments	53,949
Net change in unrealized appreciation/depreciation on investments	21,429
Net realized and unrealized gain on investments	75,378

Net Increase in Net Assets from Operations	$257,106

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$181,728	$386,413
Net realized gain (loss) on investments	53,949	(207,741)
Net change in unrealized appreciation/depreciation on investments	21,429	726,031
Net increase in net assets resulting from operations	257,106	904,703

Distributions to Shareholders:
From net investment income	(181,876)	(390,142)
Total distributions to shareholders	(181,876)	(390,142)

Capital Transactions:
Class I:
Net proceeds from shares sold	336,674	385,069
Reinvestment of distributions	181,876	390,142
Cost of shares redeemed	(786,890)	(455,069)
Net increase (decrease) in net assets from capital transactions	(268,340)	320,142

Total increase (decrease) in net assets	(193,110)	834,703

Net Assets:
Beginning of period	9,139,290	8,304,587
End of period	$8,946,180	$9,139,290

Accumulated net investment income	$478	$626

Capital Share Transactions:
Class I:
Shares sold	33,745	38,918
Shares reinvested	18,191	40,289
Shares redeemed	(78,591)	(46,829)
Net increase (decrease) in capital share transactions	(26,655)	32,378

See accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

		For the Year Ended December 31,
	For the Six Months Ended June 30, 2017 (Unaudited)	2016	2015	For the Period Ended December 31, 2014*
Net asset value, beginning of period	$9.94	$9.36	$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.20	0.43	0.45	-
Net realized and unrealized gain (loss) on investments	0.08	0.59	(0.69)	-
Total from investment operations	0.28	1.02	(0.24)	-
Less Distributions:
From net investment income	(0.20)	(0.44)	(0.40)	-

Net asset value, end of period	$10.02	$9.94	$9.36	$10.00

Total return[2]	2.84%[3]	11.07%	(2.49)%	-%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,946	$9,139	$8,305	$250

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.81%[4]	3.18%	3.11%	-%[4]
After fees waived and expenses absorbed	0.62%[4]	0.62%	0.62%	-%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.82%[4]	1.88%	2.01%	-%[4]
After fees waived and expenses absorbed	4.01%[4]	4.44%	4.50%	-%[4]
Portfolio turnover rate	41%[3]	75%	88%	-%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 97.0%
	CONSUMER DISCRETIONARY – 7.3%
880	Home Depot, Inc.	$134,992
2,116	Lennar Corp. - Class A	112,825
596	Time Warner, Inc.	59,844
		307,661
	CONSUMER STAPLES – 12.5%
1,820	Archer-Daniels-Midland Co.	75,312
1,830	Coca-Cola Co.	82,075
3,300	Kroger Co.	76,956
2,020	Mondelez International, Inc. - Class A	87,244
1,800	Unilever N.V.[1]	99,486
1,380	Walgreens Boots Alliance, Inc.	108,068
		529,141
	ENERGY – 8.1%
1,370	EQT Corp.	80,268
1,696	Halliburton Co.	72,436
1,280	Phillips 66	105,843
520	Pioneer Natural Resources Co.	82,982
		341,529
	FINANCIALS – 23.7%
909	Ameriprise Financial, Inc.	115,707
13,420	Banco Bilbao Vizcaya Argentaria S.A. - ADR[1]	112,191
5,820	Bank of America Corp.	141,193
760	BOK Financial Corp.	63,939
681	Chubb Ltd.[1]	99,004
660	Cullen/Frost Bankers, Inc.	61,981
786	First Republic Bank	78,678
930	JPMorgan Chase & Co.	85,002
555	M&T Bank Corp.	89,882
10,900	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	73,575
1,550	PayPal Holdings, Inc.*	83,188
		1,004,340
	HEALTH CARE – 17.6%
1,580	AbbVie, Inc.	114,566
1,921	Acadia Healthcare Co., Inc.*	94,859
545	Amgen, Inc.	93,865
2,240	Baxter International, Inc.	135,610
1,070	Danaher Corp.	90,297
1,370	Medtronic PLC[1]	121,588

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
1,120	Novartis A.G. - ADR[1]	$93,486
		744,271
	INDUSTRIALS – 5.3%
580	General Dynamics Corp.	114,898
1,611	Oshkosh Corp.	110,966
		225,864
	MATERIALS – 7.4%
1,586	Dow Chemical Co.	100,029
550	Martin Marietta Materials, Inc.	122,419
834	PPG Industries, Inc.	91,707
		314,155
	TECHNOLOGY – 11.6%
1,050	Adobe Systems, Inc.*	148,512
790	ANSYS, Inc.*	96,127
1,540	Microchip Technology, Inc.	118,857
1,850	Microsoft Corp.	127,521
		491,017
	UTILITIES – 3.5%
5,400	AES Corp.	59,994
1,600	National Fuel Gas Co.	89,344
		149,338
	TOTAL COMMON STOCKS (Cost $3,703,095)	4,107,316

Principal Amount
	SHORT-TERM INVESTMENTS – 2.7%
$112,300	UMB Money Market Fiduciary, 0.010%[2]	112,300
	TOTAL SHORT-TERM INVESTMENTS (Cost $112,300)	112,300
	TOTAL INVESTMENTS – 99.7% (Cost $3,815,395)	4,219,616
	Other Assets in Excess of Liabilities – 0.3%	14,533
	TOTAL NET ASSETS – 100.0%	$4,234,149

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Financial Statements.

Aristotle Value Equity Fund
SUMMARY OF INVESTMENTS
 As of June 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	23.7%
Health Care	17.6%
Consumer Staples	12.5%
Technology	11.6%
Energy	8.1%
Materials	7.4%
Consumer Discretionary	7.3%
Industrials	5.3%
Utilities	3.5%
Total Common Stocks	97.0%
Short-Term Investments	2.7%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle Value Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
 As of June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $3,815,395)	$4,219,616
Receivables:
Dividends and interest	3,359
Securities sold	2,197
Due from Advisor	12,944
Prepaid expenses	31,526
Prepaid offering costs	3,956
Total assets	4,273,598

Liabilities:
Payables:
Investment securities purchased	1,006
Offering costs - Related Parties	12,630
Auditing fees	7,543
Fund accounting fees	5,308
Fund administration fees	4,399
Transfer agent fees and expenses	3,520
Custody fees	1,502
Chief Compliance Officer fees	307
Trustees’ fees and expenses	118
Accrued other expenses	3,116
Total liabilities	39,449

Net Assets	$4,234,149

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$3,803,637
Accumulated net investment income	18,271
Accumulated net realized gain on investments	8,020
Net unrealized appreciation on investments	404,221
Net Assets	$4,234,149

Class I:
Shares of beneficial interest issued and outstanding	365,817
Net asset value per share	$11.57

See accompanying Notes to Financial Statements.

Aristotle Value Equity Fund
STATEMENT OF OPERATIONS
 For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $709)	$31,661
Interest	8
Total investment income	31,669

Expenses:
Fund administration fees	18,672
Fund accounting fees	14,033
Offering costs	11,546
Registration fees	10,909
Advisory fees	10,352
Transfer agent fees and expenses	10,109
Auditing fees	9,173
Custody fees	7,046
Legal fees	5,703
Miscellaneous	4,326
Trustees’ fees and expenses	3,719
Chief Compliance Officer fees	2,257
Shareholder reporting fees	1,736
Insurance fees	744
Total expenses	110,325
Advisory fees waived	(10,352)
Other expenses absorbed	(86,516)
Net expenses	13,457
Net investment income	18,212

Realized and Unrealized Gain on Investments:
Net realized gain on investments	6,661
Net change in unrealized appreciation/depreciation on investments	309,954
Net realized and unrealized gain on investments	316,615

Net Increase in Net Assets from Operations	$334,827

See accompanying Notes to Financial Statements.

Aristotle Value Equity Fund
 STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Period August 31, 2016* through December 31, 2016
Increase in Net Assets from:
Operations:
Net investment income	$18,212	$6,661
Net realized gain on investments	6,661	704
Net change in unrealized appreciation/depreciation on investments	309,954	94,267
Net increase in net assets resulting from operations	334,827	101,632

Distributions to Shareholders:
From net investment income	-	(6,705)
Total distributions to shareholders	-	(6,705)

Capital Transactions:
Class I:
Net proceeds from shares sold	1,328,730	2,470,120
Reinvestment of distributions	-	6,705
Cost of shares redeemed	-	(1,160)
Net increase in net assets from capital transactions	1,328,730	2,475,665

Total increase in net assets	1,663,557	2,570,592

Net Assets:
Beginning of period	2,570,592	-
End of period	$4,234,149	$2,570,592

Accumulated net investment income	$18,271	$59

Capital Share Transactions:
Class I:
Shares sold	119,787	245,503
Shares reinvested	-	638
Shares redeemed	-	(111)
Net increase in capital share transactions	119,787	246,030

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Aristotle Value Equity Fund
FINANCIAL HIGHLIGHTS
 Class I

Per share operating performance.
 For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Period August 31, 2016* through December 31, 2016
Net asset value, beginning of period	$10.45	$10.00
Income from Investment Operations:
Net investment income[1]	0.06	0.03
Net realized and unrealized gain on investments	1.06	0.45
Total from investment operations	1.12	0.48

Less Distributions:
From net investment income	-	(0.03)
Total distributions	-	(0.03)

Net asset value, end of period	$11.57	$10.45

Total return[2]	10.72%[3]	4.77%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,234	$2,571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	6.38%[4]	10.12%[4]
After fees waived and expenses absorbed	0.78%[4]	0.78%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(4.55)%[4]	(8.43)%[4]
After fees waived and expenses absorbed	1.05%[4]	0.91%[4]

Portfolio turnover rate	4%[3]	7%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 96.2%
	COMMUNICATIONS – 0.5%
1,045	TiVo Corp.	$19,489

	CONSUMER DISCRETIONARY – 6.2%
5,418	1-800-Flowers.com, Inc. - Class A*	52,826
2,259	Bravo Brio Restaurant Group, Inc.*	10,391
673	Carter's, Inc.	59,863
1,023	DSW, Inc. - Class A	18,107
456	John Wiley & Sons, Inc. - Class A	24,054
595	Monro Muffler Brake, Inc.	24,841
2,583	Pier 1 Imports, Inc.	13,406
1,816	World Wrestling Entertainment, Inc. - Class A	36,992
		240,480
	CONSUMER STAPLES – 2.2%
1,662	Chefs' Warehouse, Inc.*	21,606
417	Herbalife Ltd.*1	29,745
550	Nu Skin Enterprises, Inc. - Class A	34,562
		85,913
	ENERGY – 3.9%
4,658	Ardmore Shipping Corp.[1]	37,963
1,518	Keane Group, Inc.*	24,288
730	Oceaneering International, Inc.	16,673
3,588	Ring Energy, Inc.*	46,644
1,265	RPC, Inc.	25,565
		151,133
	FINANCIALS – 15.0%
1,668	American Equity Investment Life Holding Co.	43,835
470	Banner Corp.	26,560
1,012	Berkshire Hills Bancorp, Inc.	35,572
274	Byline Bancorp, Inc.*	5,494
690	Chemical Financial Corp.	33,403
425	Columbia Banking System, Inc.	16,936
1,740	Customers Bancorp, Inc.*	49,207
1,157	First Financial Bancorp	32,049
400	Great Western Bancorp, Inc.	16,324
600	Green Bancorp, Inc.*	11,640
2,757	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	63,052
118	MarketAxess Holdings, Inc.	23,730
2,171	National Bank Holdings Corp. - Class A	71,882
1,527	Opus Bank	36,953
728	PacWest Bancorp	33,997

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,472	Solar Capital Ltd.	$32,193
172	Texas Capital Bancshares, Inc.*	13,313
1,814	Umpqua Holdings Corp.	33,305
		579,445
	HEALTH CARE – 14.0%
494	Acadia Healthcare Co., Inc.*	24,394
307	Charles River Laboratories International, Inc.*	31,053
276	Chemed Corp.	56,450
2,569	Cross Country Healthcare, Inc.*	33,166
1,007	Envision Healthcare Corp.*	63,109
768	MEDNAX, Inc.*	46,364
2,337	Merit Medical Systems, Inc.*	89,157
733	PAREXEL International Corp.*	63,705
687	Prestige Brands Holdings, Inc.*	36,280
964	Providence Service Corp.*	48,788
1,701	Quidel Corp.*	46,165
		538,631
	INDUSTRIALS – 24.1%
1,229	AerCap Holdings N.V.*1	57,062
497	Albany International Corp. - Class A	26,540
880	Altra Industrial Motion Corp.	35,024
1,469	ArcBest Corp.	30,261
311	AZZ, Inc.	17,354
765	Barnes Group, Inc.	44,775
1,793	CAI International, Inc.*	42,315
3,749	Capital Product Partners LP1	12,747
2,305	Casella Waste Systems, Inc. - Class A*	37,825
1,924	Columbus McKinnon Corp.	48,908
4,662	Commercial Vehicle Group, Inc.*	39,394
1,748	DigitalGlobe, Inc.*	58,208
605	Dycom Industries, Inc.*	54,160
507	Genesee & Wyoming, Inc. - Class A*	34,674
5,218	InnerWorkings, Inc.*	60,529
729	Matthews International Corp.	44,651
1,223	Mercury Systems, Inc.*	51,476
1,719	On Assignment, Inc.*	93,084
322	Orbital ATK, Inc.	31,672
956	Team, Inc.*	22,418
665	Titan Machinery, Inc.*	11,957
1,538	Wabash National Corp.	33,805

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
461	Wabtec Corp.	$42,182
		931,021

	MATERIALS – 1.8%
1,759	Alamos Gold, Inc.[1]	12,629
886	Kraton Corp.*	30,514
796	Silgan Holdings, Inc.	25,297
		68,440

	REAL ESTATE – 3.8%
3,458	MedEquities Realty Trust, Inc. - REIT	43,640
1,262	QTS Realty Trust, Inc. - Class A - REIT	66,041
1,399	STAG Industrial, Inc. - REIT	38,612
		148,293

	TECHNOLOGY – 22.4%
1,385	ACI Worldwide, Inc.*	30,982
792	Advanced Energy Industries, Inc.*	51,234
503	Aspen Technology, Inc.*	27,796
733	Belden, Inc.	55,290
948	Benchmark Electronics, Inc.*	30,620
1,484	Bottomline Technologies, Inc.*	38,124
2,081	CalAmp Corp.*	42,307
1,328	Electronics For Imaging, Inc.*	62,921
889	Euronet Worldwide, Inc.*	77,672
254	Gartner, Inc.*	31,372
1,447	Infinera Corp.*	15,439
596	Insight Enterprises, Inc.*	23,834
797	Itron, Inc.*	53,997
1,924	Knowles Corp.*	32,554
949	Liquidity Services, Inc.*	6,026
1,407	Microsemi Corp.*	65,848
1,889	Novanta, Inc.*1	68,004
631	Rogers Corp.*	68,539
1,509	SP Plus Corp.*	46,100
1,856	VeriFone Systems, Inc.*	33,594
		862,253

	UTILITIES – 2.3%
871	ALLETE, Inc.	62,433

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
505	Unitil Corp.	$24,397
		86,830
	TOTAL COMMON STOCKS (Cost $3,060,096)	3,711,928
	EXCHANGE-TRADED FUNDS – 2.5%
353	iShares Russell 2000 ETF	49,745
377	iShares Russell 2000 Value ETF	44,814
	TOTAL EXCHANGE-TRADED FUNDS (Cost $80,622)	94,559

Principal Amount
	SHORT-TERM INVESTMENTS – 2.6%
$101,381	UMB Money Market Fiduciary, 0.010%[2]	101,381

	TOTAL SHORT-TERM INVESTMENTS (Cost $101,381)	101,381

	TOTAL INVESTMENTS – 101.3% (Cost $3,242,099)	3,907,868
	Liabilities in Excess of Other Assets – (1.3)%	(51,225)
	TOTAL NET ASSETS – 100.0%	$3,856,643

LP – Limited Partnership
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund
SUMMARY OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	24.1%
Technology	22.4%
Financials	15.0%
Health Care	14.0%
Consumer Discretionary	6.2%
Energy	3.9%
Real Estate	3.8%
Utilities	2.3%
Consumer Staples	2.2%
Materials	1.8%
Communications	0.5%
Total Common Stocks	96.2%
Exchange-Traded Funds	2.5%
Short-Term Investments	2.6%
Total Investments	101.3%
Liabilities in Excess of Other Assets	(1.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $3,242,099)	$3,907,868
Receivables:
Securities sold	7,337
Dividends and interest	2,150
Prepaid expenses	4,624
Total assets	3,921,979

Liabilities:
Payables:
Investment securities purchased	9,859
Shareholder servicing fees (Note 7)	2,021
Offering costs - Advisor	4,997
Offering costs - Related Parties	10,084
Custody fees	8,404
Auditing fees	7,404
Fund accounting fees	5,390
Fund administration fees	4,732
Transfer agent fees and expenses	4,279
Chief Compliance Officer fees	499
Trustees' fees and expenses	235
Accrued other expenses	7,432
Total liabilities	65,336

Net Assets	$3,856,643

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$3,001,460
Accumulated net investment loss	(5,940)
Accumulated net realized gain on investments	195,354
Net unrealized appreciation on investments	665,769
Net Assets	$3,856,643

Class I:
Shares of beneficial interest issued and outstanding	309,382
Net asset value per share	$12.47

See accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $3)	$17,225
Interest	9
Total investment income	17,234

Expenses:
Fund administration fees	18,790
Advisory fees	17,130
Fund accounting fees	15,921
Custody fees	14,417
Registration fees	12,845
Transfer agent fees and expenses	10,382
Auditing fees	8,679
Legal fees	8,301
Trustees' fees and expenses	3,571
Shareholder servicing fees (Note 7)	3,023
Chief Compliance Officer fees	2,257
Miscellaneous	1,983
Shareholder reporting fees	1,736
Insurance fees	595
Total expenses	119,630
Advisory fees waived	(17,130)
Other expenses absorbed	(79,326)
Net expenses	23,174
Net investment loss	(5,940)

Realized and Unrealized Gain on Investments:
Net realized gain on investments	193,899
Net change in unrealized appreciation/depreciation on investments	167,153
Net realized and unrealized gain on investments	361,052

Net Increase in Net Assets from Operations	$355,112

See accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(5,940)	$(1,601)
Net realized gain on investments	193,899	8,199
Net change in unrealized appreciation/depreciation on investments	167,153	555,460
Net increase in net assets resulting from operations	355,112	562,058

Distributions to Shareholders:
From net investment income	-	(123)
From net realized gains	-	(5,950)
Total distributions to shareholders	-	(6,073)

Capital Transactions:
Net proceeds from shares sold	234,311	2,144,621
Reinvestment of distributions	-	3,812
Cost of shares redeemed[1]	(850,300)	(155,595)
Net increase (decrease) in net assets from capital transactions	(615,989)	1,992,838

Total increase (decrease) in net assets	(260,877)	2,548,823

Net Assets:
Beginning of period	4,117,520	1,568,697
End of period	$3,856,643	$4,117,520

Accumulated net investment loss	$(5,940)	$-

Capital Share Transactions:
Shares sold	19,669	213,488
Shares reinvested	-	338
Shares redeemed	(71,571)	(15,164)
Net increase (decrease) in capital share transactions	(51,902)	198,662

[1]	Net of redemption fee proceeds of $0 and $32, respectively.

See accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Period October 30, 2015* through December 31, 2015
Net asset value, beginning of period	$11.40	$9.65	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	1.09	1.78	(0.35)
Total from investment operations	1.07	1.77	(0.34)

Less Distributions:
From net investment income	-	- [2]	(0.01)
From net realized gain	-	(0.02)	-
Total distributions	-	(0.02)	(0.01)

Redemption fee proceeds[1]	-	- [2]	-

Net asset value, end of period	$12.47	$11.40	$9.65

Total return[3]	9.39%[4]	18.31%	(3.43)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,857	$4,118	$1,569

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.94%[5]	9.28%	19.35%[5]
After fees waived and expenses absorbed	1.15%[5]	1.15%	1.15%[5]
Ratio of net investment income (loss) to average net assets :
Before fees waived and expenses absorbed	(5.08)%[5]	(8.19)%	(17.80)%[5]
After fees waived and expenses absorbed	(0.29)%[5]	(0.06)%	0.40%[5]

Portfolio turnover rate	15%[4]	18%	2%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 96.9%
	COMMUNICATIONS – 1.9%
733	T-Mobile US, Inc.*	$44,434
440	Zayo Group Holdings, Inc.*	13,596
		58,030

	CONSUMER DISCRETIONARY – 11.2%
199	Advance Auto Parts, Inc.	23,201
73	Amazon.com, Inc.*	70,664
796	Comcast Corp. - Class A	30,980
346	Home Depot, Inc.	53,076
482	Marriott International, Inc. - Class A	48,350
597	Newell Brands, Inc.	32,011
304	Time Warner, Inc.	30,525
482	Walt Disney Co.	51,213
		340,020

	CONSUMER STAPLES – 7.6%
262	Casey's General Stores, Inc.	28,063
1,048	Conagra Brands, Inc.	37,476
220	Costco Wholesale Corp.	35,185
335	Estee Lauder Cos., Inc. - Class A	32,153
388	PepsiCo, Inc.	44,810
912	Pinnacle Foods, Inc.	54,173
		231,860

	ENERGY – 4.5%
283	Concho Resources, Inc.*	34,393
388	EOG Resources, Inc.	35,122
1,027	Halliburton Co.	43,863
262	Phillips 66	21,665
		135,043

	FINANCIALS – 14.6%
388	Ameriprise Financial, Inc.	49,389
3,584	Bank of America Corp.	86,948
335	Chubb Ltd. [1]	48,702
503	First Republic Bank	50,350
733	Intercontinental Exchange, Inc.	48,319
1,184	JPMorgan Chase & Co.	108,218
1,006	U.S. Bancorp	52,231
		444,157

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)

	HEALTH CARE – 15.4%
178	Allergan PLC[1]	$43,270
251	Becton, Dickinson and Co.	48,973
545	Bristol-Myers Squibb Co.	30,367
461	Celgene Corp.*	59,870
356	Cigna Corp.	59,591
639	Envision Healthcare Corp.*	40,046
555	Gilead Sciences, Inc.	39,283
713	Merck & Co., Inc.	45,696
262	Shire PLC - ADR	43,301
335	Thermo Fisher Scientific, Inc.	58,447
		468,844

	INDUSTRIALS – 10.8%
775	AMETEK, Inc.	46,942
251	Boeing Co.	49,635
346	Honeywell International, Inc.	46,118
325	Ingersoll-Rand PLC[1]	29,702
409	Norfolk Southern Corp.	49,775
168	Parker-Hannifin Corp.	26,850
220	Roper Technologies, Inc.	50,937
189	Stanley Black & Decker, Inc.	26,598
		326,557

	INFORMATION TECHNOLOGY – 22.4%
84	Alphabet, Inc. - Class A*	78,093
710	Apple, Inc.	102,254
168	Broadcom Ltd. [1]	39,153
451	Facebook, Inc. - Class A*	68,092
430	Fidelity National Information Services, Inc.	36,722
597	Microchip Technology, Inc.	46,077
1,425	Microsoft Corp.	98,225
262	NVIDIA Corp.	37,875
1,059	Oracle Corp.	53,098
147	Palo Alto Networks, Inc.*	19,670
304	salesforce.com, Inc.*	26,326
786	Visa, Inc. - Class A	73,711
		679,296

	MATERIALS – 3.4%
314	Albemarle Corp.	33,140
524	Dow Chemical Co.	33,049

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
283	Vulcan Materials Co.	$35,850
		102,039

	REAL ESTATE – 2.7%
335	Digital Realty Trust, Inc.	37,838
765	Prologis, Inc.	44,859
		82,697

	UTILITIES – 2.4%
513	American Water Works Co., Inc.	39,989
241	NextEra Energy, Inc.	33,771
		73,760
	TOTAL COMMON STOCKS (Cost $2,872,652)	2,942,303

Principal Amount	SHORT-TERM INVESTMENTS – 2.7%
$82,529	UMB Money Market Fiduciary, 0.010%	82,529
	TOTAL SHORT-TERM INVESTMENTS (Cost $82,529)	82,529

	TOTAL INVESTMENTS – 99.6% (Cost $2,955,181)	3,024,832
	Other Assets in Excess of Liabilities – 0.4%	12,134
	TOTAL NET ASSETS – 100.0%	$3,036,966

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.

See accompanying Notes to Financial Statements.

Aristotle Core Equity Fund
SUMMARY OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	22.4%
Health Care	15.4%
Financials	14.6%
Consumer Discretionary	11.2%
Industrials	10.8%
Consumer Staples	7.6%
Energy	4.5%
Materials	3.4%
Real Estate	2.7%
Utilities	2.4%
Communications	1.9%
Total Common Stocks	96.9%
Short-Term Investments	2.7%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Aristotle Core Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $2,955,181)	$3,024,832
Receivables:
Dividends and interest	1,495
Prepaid offering costs	26,890
Prepaid expenses	20,684
Total assets	3,073,901

Liabilities:
Payables:
Shareholder servicing fees (Note 7)	506
Offering costs - Related Parties	10,000
Auditing fees	5,294
Fund accounting fees	4,885
Offering costs - Advisor	4,578
Fund administration fees	4,089
Transfer agent fees and expenses	3,645
Trustees' fees and expenses	696
Chief Compliance Officer fees	165
Custody fees	109
Accrued other expenses	2,968
Total liabilities	36,935

Net Assets	$3,036,966

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$2,967,333
Accumulated net investment income	5,502
Accumulated net realized loss on investments	(5,520)
Net unrealized appreciation on investments	69,651
Net Assets	$3,036,966

Class I:
Shares of beneficial interest issued and outstanding	294,251
Net asset value per share	$10.32

See accompanying Notes to Financial Statements.

Aristotle Core Equity Fund
STATEMENT OF OPERATIONS
 For the Period March 31, 2017* through June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $36)	$9,013
Interest	4
Total investment income	9,017

Expenses:
Fund administration fees	8,975
Fund accounting fees	7,280
Registration fees	6,247
Offering costs	5,767
Transfer agent fees and expenses	5,302
Auditing fees	5,294
Advisory fees	2,714
Trustees' fees and expenses	2,496
Legal fees	2,493
Miscellaneous	1,461
Custody fees	1,426
Shareholder reporting fees	1,131
Chief Compliance Officer fees	790
Shareholder servicing fees (Note 7)	533
Insurance fees	299
Total expenses	52,208
Advisory fees waived	(2,714)
Other expenses absorbed	(45,979)
Net expenses	3,515
Net investment Income	5,502

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(5,520)
Net change in unrealized appreciation/depreciation on investments	69,651
Net realized and unrealized gain on investments	64,131

Net Increase in Net Assets from Operations	$69,633

*	Commencement of Operations.

See accompanying Notes to Financial Statements.

Aristotle Core Equity Fund
 STATEMENT OF CHANGES IN NET ASSETS

For the Period March 31, 2017* through June 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$5,502
Net realized loss on investments	(5,520)
Net change in unrealized appreciation/depreciation on investments	69,651
Net increase in net assets resulting from operations	69,633

Capital Transactions:
Net proceeds from shares sold	2,967,333
Net increase in net assets from capital transactions	2,967,333

Total increase in net assets	3,036,966

Net Assets:
Beginning of period	-
End of period	$3,036,966

Accumulated net investment income	$5,502

Capital Share Transactions:
Shares sold	294,251
Net increase in capital share transactions	294,251

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Aristotle Core Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

For the Period March 31, 2017* through June 30, 2017 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.03
Net realized and unrealized gain on investments	0.29
Total from investment operations	0.32

Net asset value, end of period	$10.32

Total return[3]	3.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,037

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	9.62%[5]
After fees waived and expenses absorbed	0.65%[5]
Ratio of net investment income (loss) to average net assets :
Before fees waived and expenses absorbed	(7.96)%[5]
After fees waived and expenses absorbed	1.01%[5]

Portfolio turnover rate	5%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited)

Note 1 – Organization
Aristotle/Saul Global Opportunities Fund (the ‘‘Saul Global Opportunities Fund’’), Aristotle International Equity Fund (the “International Equity Fund”), Aristotle Strategic Credit Fund (the “Strategic Credit Fund”), Aristotle Value Equity Fund (the “Value Equity Fund”), Aristotle Small Cap Equity Fund (the “Small Cap Equity Fund) and Aristotle Core Equity Fund (the “Core Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Saul Global Opportunities Fund is a diversified Fund, the International Equity Fund is a non-diversified Fund, the Strategic Credit Fund is a diversified Fund, the Value Equity Fund is a diversified fund, the Small Cap Equity Fund is a diversified fund and the Core Equity Fund is a diversified fund.

The Saul Global Opportunities Fund’s primary investment objective is to maximize long term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund’s primary investment objectives are to seek income and capital appreciation.  The Fund commenced investment operations on December 31, 2014.

The Value Equity Fund’s primary investment objective is to maximize long-term capital appreciation.  The Fund commenced investment operations on August 31, 2016.

The Small Cap Equity Fund’s primary investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on October 30, 2015.

The Core Equity Fund’s primary investment objective is to seek long-term growth of capital.  The Fund commenced investment operations on March 31, 2017.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld.  The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Value Equity Fund incurred offering costs of approximately $21,290, which are being amortized over a one-year period from August 31, 2016 (commencement of operations).

The Core Equity Fund incurred offering costs of approximately $32,657, which are being amortized over a one-year period from March 31, 2017 (commencement of operations).

(d) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Forward Foreign Currency Exchange Contracts
The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of June 30, 2017, the Saul Global Opportunities Fund had 1 outstanding forward currency contract purchased long and 11 outstanding forward currency contracts sold short.

(f) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax periods ended December 31, 2014-2016, and as of and during the six months ended June 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Aristotle Capital Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets.  The annual rates are listed in the table below:

Investment Advisory Fees
Saul Global Opportunities Fund	0.90%
International Equity Fund	0.80%
Strategic Credit Fund	0.47%
Value Equity Fund	0.60%
Small Cap Equity Fund	0.85%
Core Equity Fund	0.50%

The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation). The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the agreement expiration and expense cap by Fund:

	Agreement Expires	Total Limit on Annual Operating Expenses†
Saul Global Opportunities Fund*	April 30, 2019	0.98%
International Equity Fund*	April 30, 2019	0.93%
Strategic Credit Fund	April 30, 2017	0.62%
Value Equity Fund	April 30, 2019	0.78%
Small Cap Equity Fund	April 30, 2027	1.15%
Core Equity Fund	April 30, 2018	0.65%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*
The current expense information for Saul Global Opportunities Fund and International Equity Fund was effective September 1, 2016.  Prior to September 1, 2016, the total limit on annual operating expenses for each respective fund were 1.10%.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

For the periods ended June 30, 2017, the Advisor waived its advisory fees and absorbed other expenses as follows:

	Advisory fees	Other expenses	Total
Saul Global Opportunities Fund	$142,958	$-	$142,958
International Equity Fund	50,479	52,833	103,312
Strategic Credit Fund	21,309	77,770	99,079
Value Equity Fund	10,352	86,516	96,868
Small Cap Equity Fund	17,130	79,326	96,456
Core Equity Fund	2,714	45,979	48,693

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of these amounts no later than December 31, of the years stated below:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
2017	$127,745	$163,092	$-	$-	$-	$-
2018	189,617	188,666	225,186	-	45,880	-
2019	188,194	182,340	222,594	68,253	215,062	-
2020	142,958	103,312	99,079	96,868	96,456	48,693
Total	$648,514	$637,410	$546,859	$165,121	$357,398	$48,693

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the periods ended June 30, 2017, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the periods ended June 30, 2017, are reported on the Statement of Operations.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

Note 4 – Federal Income Taxes
At June 30, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
Cost of investments	$90,612,696	$12,858,690	$8,957,173	$3,815,395	$3,255,038	$2,955,181

Gross unrealized appreciation	$13,706,909	$1,617,647	$165,370	$472,629	$764,509	$109,421
Gross unrealized depreciation	(4,609,951)	(493,676)	(28,375)	(68,408)	(111,679)	(39,770)

Net unrealized appreciation on investments	$9,096,958	$1,123,971	$136,995	$404,221	$652,830	$69,651

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Saul Global Opportunities Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund	Small Cap Equity Fund
Undistributed ordinary income	$601,045	$3,831	$626	$763	$2,624
Undistributed long-term capital gains	-	-	-	-	6,755
Tax accumulated earnings	601,045	3,831	626	763	9,379

Accumulated capital and other losses	(708,777)	(533,766)	(439,371)	-	-
Net unrealized appreciation (depreciation) on investments	4,187,071	(223,106)	115,566	94,922	490,692
Net unrealized depreciation on foreign currency	(165)	(466)	-	-	-
Total accumulated earnings (deficit)	$4,079,174	$(753,507)	$(323,179)	$95,685	$500,071

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

The tax character of the distributions paid during the fiscal years ended December 31, 2016 and December 31, 2015 were as follows:

	Saul Global Opportunities Fund		International Equity Fund
Distributions paid from:	2016	2015	2016	2015
Ordinary income	$518,262	$783,280	$182,108	$69,543
Net long-term capital gains	-	-	-	-
Total distributions paid	$518,262	$783,280	$182,108	$69,543

	Strategic Credit Fund		Value Equity Fund
Distributions paid from:	2016	2015	2016
Ordinary income	$390,142	$410,316	$6,705
Net long-term capital gains	-	-	-
Total distributions paid	$390,142	$410,316	$6,705

	Small Cap Equity Fund
Distributions paid from:	2016	2015
Ordinary income	$6,073	$1,077
Net long-term capital gains	-	-
Total distributions paid	$6,073	$1,077

At December 31, 2016, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
Saul Global Opportunities Fund	$708,777	$-	$708,777
International Equity Fund	416,438	109,992	526,430
Strategic Credit Fund	374,163	65,208	439,371
Value Equity Fund	-	-	-
Small Cap Equity Fund	-	-	-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

During the fiscal year ended December 31, 2016, the Saul Global Opportunities Fund utilized $920,314 and $138,731 of its non-expiring short-term and long-term capital loss carryforwards, respectively.

The International Equity Fund has $7,336 in qualified late-year losses, which are deferred until fiscal year 2017 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended June 30, 2017 and the year ended December 31, 2016, redemption fees were as follows:

	June 30, 2017	December 31, 2016
Saul Global Opportunities Fund	$785	$5,068
International Equity Fund	104	-
Small Cap Equity Fund	-	32

Note 6 – Investment Transactions
For the periods ended June 30, 2017, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Saul Global Opportunities Fund	$24,121,501	$11,844,321
International Equity Fund	2,282,161	504,364
Strategic Credit Fund	3,657,213	3,723,553
Value Equity Fund	1,425,749	132,112
Small Cap Equity Fund	589,937	1,161,583
Core Equity Fund	2,993,390	115,218

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the International Equity Fund and the Small Cap Equity Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For six months ended June 30, 2017, the International Equity Fund and the Small Cap Equity Fund shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2017, in valuing the Funds’ assets carried at fair value:

Saul Global Opportunities Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$90,323,605	$-	$-	$90,323,605
Short-Term Investments	9,386,049	-	-	9,386,049
Total Investments	$99,709,654	$-	$-	$99,709,654
Other Financial Instruments[3]
Forward Contracts	$-	$86,866	$-	$86,866
Total Assets	$99,709,654	$86,866	$-	$99,796,520

Liabilities
Other Financial Instruments[3]
Forward Contracts	$-	$697,266	$-	$697,266
Total Liabilities	$-	$697,266	$-	$697,266

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$13,637,814	$-	$-	$13,637,814
Short-Term Investments	344,847	-	-	344,847
Total Investments	$13,982,661	$-	$-	$13,982,661

Strategic Credit Fund	Level 1	Level 2	Level 3**	Total
Investments
Bank Loans[2]	$-	$4,273,567	$-	$4,273,567
Corporate Bonds[2]	-	4,569,109	-	4,569,109
Short-Term Investments	251,492	-	-	251,492
Total Investments	$251,492	$8,842,676	$-	$9,094,168

Value Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$4,107,316	$-	$-	$4,107,316
Short-Term Investments	112,300	-	-	112,300
Total Investments	$4,219,616	$-	$-	$4,219,616

Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$3,711,928	$-	$-	$3,711,928
Exchange-Traded Funds	94,559	-	-	94,559
Short-Term Investments	101,381	-	-	101,381
Total Investments	$3,907,868	$-	$-	$3,907,868

Core Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$2,942,303	$-	$-	$2,942,303
Short-Term Investments	82,529	-	-	82,529
Total Investments	$3,024,832	$-	$-	$3,024,832

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds and bank loans held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

[3]
Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period.  Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2.  As of December 31, 2016, Saul Global Opportunities Fund held Level 2 securities as a result of certain foreign markets being closed. The following is a reconciliation of transfers between Levels for the Saul Global Opportunities Fund from December 31, 2016 to June 30, 2017, represented by recognizing the June 30, 2017 market value of securities:

Saul Global Opportunities Fund
Transfers into Level 1	$4,149,893
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$4,149,893

Transfers into Level 2	$-
Transfers out of Level 2	(4,149,893)
Net transfers in (out) of Level 2	$(4,149,893)

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Saul Global Opportunities Fund invested in forward contracts during the six months ended June 30, 2017.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of June 30, 2017 by risk category are as follows:

			Asset Derivatives	Liability Derivatives
	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Saul Global Opportunities Fund	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	Forward Contracts	$86,866	$697,266
Total			$86,866	$697,266

Aristotle Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2017 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 for the Saul Global Opportunities Fund are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Forward Contracts	Total
Saul Global Opportunities Fund	Foreign Exchange Contracts	$61,723	$61,723

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Forward Contracts	Total
Saul Global Opportunities Fund	Foreign Exchange Contracts	$(1,190,756)	$(1,190,756)

The quarterly average volumes of derivative instruments as of June 30, 2017 are as follows:
	Derivatives not designated as hedging instruments	Long Forward Contracts	Short Forward Contracts	Total
Saul Global Opportunities Fund	Foreign Exchange Contracts	1	11	12

Note 11 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – New Accounting Pronouncement
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Aristotle Core Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements
At an in-person meeting held on March 15-16, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Aristotle Atlantic Partners, LLC (the “Investment Advisor”) with respect to the Aristotle Core Equity Fund series of the Trust (the “Fund”) for an initial two-year term.

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved a new Investment Advisory Agreement (the “New Advisory Agreement”) between the Trust and the Investment Advisor with respect to the Fund in connection with the anticipated acquisition by the Investment Advisor’s management team of approximately 40% of the Investment Advisor’s stock (the “Transaction”). Under the 1940 Act, the closing of the Transaction would result in a change of control of the Investment Advisor and the automatic termination of the Advisory Agreement with respect to the Fund. The New Advisory Agreement is substantially similar to the Advisory Agreement and would be effective on the effective date of the Transaction. The Advisory Agreement and the New Advisory Agreement are collectively referred to below as the “Advisory Agreements.” In approving the Advisory Agreements, the Board, including the Independent Trustees, determined that such approval of the Advisory Agreements was in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreements from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co- administrators, certain portions of which are discussed below. The materials, among other things, included the following information:

•	information about the organization and financial condition of the Investment Advisor;
•	information regarding the background and experience of relevant personnel who would be providing services to the Fund and their compensation structure;
•	information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading;
•	the estimated profitability of the Investment Advisor’s overall relationship with the Fund; and
•
a report prepared by Morningstar, Inc. (“Morningstar”) comparing the proposed advisory fee and estimated total expenses of the Fund to those of a group of comparable funds selected by Morningstar (the “Peer Group”) from its Large Blend fund universe (the “Fund Universe”).

The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Aristotle Core Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Nature, Extent and Quality of Services
The meeting materials reviewed by the Trustees included information regarding the performance record of a composite of accounts (the “Core Composite”) and a core equity fund (the “Core Fund”), each of which had investment objectives, policies, strategies, and risks that were substantially similar to those of the Fund, for periods during which the proposed primary portfolio manager of the Fund had primary responsibility for managing those accounts, as the employee of another investment advisor. Performance was shown for various periods ended September 30, 2016, compared with the performance of the S&P 500 Index. With respect to relevant performance information, the meeting materials indicated that the Core Composite’s annualized net return for the three-, five- and ten-year and since inception (April 1, 2006) periods were the same as or above the returns of the S&P 500 Index, although the Core Composite’s return for the one-year period was below the S&P 500 Index return by 2.30%. The annualized net return of the Core Fund for the period since inception (June 1, 2013) was above the return of the Index, although the Core Fund’s returns for the one- and three-year periods were below the returns of the S&P 500 Index by 2.70% and 0.20%, respectively.

The Board considered the services to be provided by the Investment Advisor to the Fund. In doing so, the Board considered the qualifications, experience, and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor, as well as the Board’s familiarity with the Investment Advisor’s affiliates that serve as investment advisor to various other series of the Trust.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio
The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the advisory fee proposed to be paid by the Fund (gross of fee waivers) was lower than the Peer Group and Fund Universe medians. The Board noted that the proposed advisory fee was lower than or the same as the fee the Investment Advisor charges its institutional clients for separately managed accounts up to the $300 million level, and greater than the Investment Advisor’s fee for those clients above that level. The meeting materials indicated that the estimated total expenses (net of fee waivers) of the Fund were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the proposed compensation payable to the Investment Advisor under the Advisory Agreements would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations taking into account estimated assets of $10 million. The Board observed that the Investment Advisor anticipated waiving its entire advisory fee and subsidizing certain of the operating expenses of the Fund during the Fund’s first year of operations, and considered that the Investment Advisor would not realize a profit with respect to the Fund. The Board also noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund (other than the receipt of its advisory fee) would include the usual types of “fall out” benefits received by advisors to the Trust, including research made available to the Investment Advisor by broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreements do not provide for any advisory fee breakpoints, during the Fund’s startup period the Fund’s asset level would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Aristotle Core Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreements.

Aristotle Funds
EXPENSE EXAMPLES
For the Periods Ended June 30, 2017 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Saul Global Opportunities Fund, International Equity Fund, Strategic Credit Fund, Value Equity Fund and Small Cap Equity Fund examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

The Actual Performance example of the Core Equity Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 31, 2017 to June 30, 2017.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from January 1, 2017 to June 30, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.   Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Saul Global Opportunities Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/17	06/30/17	1/1/17-6/30/17
Actual Performance	$1,000.00	$1,070.80	$5.03
Hypothetical (5% annual return before expenses)	1,000.00	1,019.93	4.91
*
Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Aristotle Funds
EXPENSE EXAMPLES - Continued
For the Periods Ended June 30, 2017 (Unaudited)

International Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/17	06/30/17	1/1/17-6/30/17
Actual Performance	$1,000.00	$1,129.40	$4.90
Hypothetical (5% annual return before expenses)	1,000.00	1,020.19	4.65
*
Expenses are equal to the Fund’s annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Strategic Credit Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/17	06/30/17	1/1/17-6/30/17
Actual Performance	$1,000.00	$1,028.40	$3.12
Hypothetical (5% annual return before expenses)	1,000.00	1,021.72	3.11
*
Expenses are equal to the Fund’s annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Value Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/17	06/30/17	1/1/17-6/30/17
Actual Performance	$1,000.00	$1,107.20	$4.06
Hypothetical (5% annual return before expenses)	1,000.00	1,020.94	3.90
*
Expenses are equal to the Fund’s annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Small Cap Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/17	06/30/17	1/1/17-6/30/17
Actual Performance	$1,000.00	$1,093.90	$5.97
Hypothetical (5% annual return before expenses)	1,000.00	1,019.09	5.76
*
Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Aristotle Funds
EXPENSE EXAMPLES - Continued
For the Periods Ended June 30, 2017 (Unaudited)

Core Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	3/31/17*	06/30/17	3/31/17*-6/30/17
Actual Performance**	$1,000.00	$1,032.00	$1.66
	1/1/17	06/30/17	1/1/17 – 6/30/17
Hypothetical (5% annual return before expenses)^	1,000.00	1,021.58	3.25
*	Commencement of operations
**
Expenses are equal to the Fund’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Aristotle Funds
Each a series of Investment Managers Series Trust

Investment Advisor
Aristotle Capital Management, LLC
11100 Santa Monica Blvd., Suite 1700
Los Angeles, California 90025

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Aristotle/Saul Global Opportunities Fund – Class I	ARSOX	461 418 287
Aristotle International Equity Fund – Class I	ARSFX	461 41P 297
Aristotle Strategic Credit Fund – Class I	ARSSX	461 41Q 824
Aristotle Value Equity Fund – Class I	ARSQX	461 41Q 634
Aristotle Small Cap Equity Fund – Class I	ARSBX	461 41Q 626
Aristotle Core Equity Fund – Class I	ARSLX	461 41Q 360

Privacy Principles of the Aristotle Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Aristotle Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 661-6691, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 661-6691, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (888) 661-6691. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 661-6691 (or contact your financial institution). The Trust will begin sending you individual copies thirty days after receiving your request

Aristotle Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 661-6691

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	09/08/2017